TILSON INVESTMENT TRUST

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TILSON FOCUS FUND

TILSON DIVIDEND FUND

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SUPPLEMENT

Dated September 19, 2007

This Supplement to the Prospectus (“Prospectus”) for the Tilson Focus Fund and the Tilson Dividend Fund (“Funds”), each a series of the Tilson Investment Trust (“Trust”), dated February 28, 2007, and the Statement of Additional Information (“SAI”), for the Funds, dated February 28, 2007 and supplemented April 11, 2007, updates the Prospectus and SAI to revise the information as described below. Together, the Funds’ Prospectus and SAI, each dated February 28, 2007, the Supplement to the Funds’ SAI dated April 11, 2007, and this Supplement to the Funds’ Prospectus and SAI, constitute the Funds’ current Prospectus and SAI. For further information, please contact the Funds toll-free at 1-888-4TILSON (1-888-484-5766). You may also obtain additional copies of the Funds’ Prospectus and Statement of Additional Information, free of charge, by writing to the Funds c/o NC Shareholder Services at Post Office Box 4365, Rocky Mount, North Carolina 27803, or by calling the Funds toll-free at the number above.

•	The address of the Trust should read as follows:

145 East 57th Street, 10th Floor

New York, New York 10022

•    The address of T2 Partners Management LP, the investment advisor to the Funds (“Advisor”), should read as follows:

145 East 57th Street, 10th Floor

New York, New York 10022

•    The address of Centaur Capital Partners, L.P., the investment sub-advisor to the Tilson Dividend Fund (“Sub-Advisor”), should read as follows:

Southlake Town Square

1460 Main Street, Suite 234

Southlake, TX 76092

Therefore, all references to the addresses of the Trust, the Advisor, and the Sub-Advisor to the Tilson Dividend Fund in the Prospectus and SAI should be amended to reflect these changes.

Investors Should Retain This Supplement for Future Reference